Provisions for liabilities - Additional Information (Details) £ in Millions	1 Months Ended				6 Months Ended		12 Months Ended
	Oct. 31, 2023 GBP (£)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 GBP (£)	Apr. 30, 2023 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2011 GBP (£)	Dec. 31, 2023 USD ($)
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities							£ 531	£ 434
Trade and other payables							9,700	10,449
– increase in trade and other payables							640	3		£ 183
Provided in respect of the year								845
Repayment of sundry payables							(640)	(3)		£ (183)
Provision for interest							£ 244	183
Percentage of base rate charged to net finance costs							2.00%
DOJ and OFAC investigations
Disclosure Of Other Provisions [Line Items]
Trade and other payables | $												$ 635,000,000
– increase in trade and other payables	£ (258)	$ (321,000,000)	£ (4)	$ (5,000,000)			£ 75
Repayment of sundry payables	£ 258	$ 321,000,000	£ 4	$ 5,000,000			(75)
DOJ and OFAC investigations | Forecast
Disclosure Of Other Provisions [Line Items]
– increase in trade and other payables					£ (263)	$ (326,000,000)
Repayment of sundry payables					£ 263	$ 326,000,000
Restructuring of existing businesses
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities							£ 43	57
Estimated unwind percentage of noncurrent provisions relates to termination payments							97.00%
Provided in respect of the year								198
Employee-related benefits
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities							£ 29	30
Estimated unwind percentage of noncurrent provisions							67.00%
Provided in respect of the year							£ 13	10
Fox River
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities							41	44
Charges in respect of DOJ and OFAC investigation											£ 274
Payments for funding agreement							0	1
Legal costs incurred							10	7
Provided in respect of the year							0	0
Other provisions
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities							418	303
Provided in respect of the year							240	187
Other provisions | DOJ and OFAC investigations
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities							0	0
Provided in respect of the year								450	$ 540,000,000
Sales return provision
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities							55	£ 62
Litigation related deposits
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities							89
Litigation related deposits | Brazil
Disclosure Of Other Provisions [Line Items]
Other provisions for liabilities							£ 40
Top of range | Restructuring of existing businesses
Disclosure Of Other Provisions [Line Items]
Expected unwind period							5 years
Top of range | Employee-related benefits
Disclosure Of Other Provisions [Line Items]
Expected unwind period							5 years
Top of range | Fox River
Disclosure Of Other Provisions [Line Items]
Expected unwind period							5 years